Expenses by nature	12 Months Ended
Jun. 30, 2023
Expenses by nature
27. Expenses by nature

27. Expenses by nature

The Group disclosed expenses in the statement of income by function as part of the line items “Costs”, “General and administrative expenses” and “Selling expenses”. The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2023, 2022 and 2021.

	Costs	General and administrative expenses	Selling expenses	06.30.2023
Change in agricultural products and biological assets	57,012	-	-	57,012
Salaries, social security costs and other personnel expenses	14,493	10,402	1,371	26,266
Fees and payments for services	11,030	2,788	1,134	14,952
Cost of sale of goods and services	13,620	-	-	13,620
Maintenance, security, cleaning, repairs and others	8,371	1,518	15	9,904
Taxes, rates and contributions	2,021	741	5,668	8,430
Advertising and other selling expenses	4,700	18	369	5,087
Freights	6	3	4,010	4,019
Director's fees (*)	-	10,253	-	10,253
Depreciation and amortization	1,725	853	110	2,688
Leases and service charges	796	307	31	1,134
Travelling, library expenses and stationery	384	289	176	849
Supplies and labors	670	-	17	687
Other expenses	218	187	31	436
Bank expenses	37	411	11	459
Conditioning and clearance	-	-	414	414
Interaction and roaming expenses	219	10	4	233
Allowance for doubtful accounts, net	-	-	195	195
Total expenses by nature as of 06.30.2023	115,302	27,780	13,556	156,638

(*)This amount was approved by the Shareholders' Meeting dated  on October 5, 2023.

	Costs	General and administrative expenses	Selling expenses	06.30.2022
Change in agricultural products and biological assets	93,249	-	-	93,249
Salaries, social security costs and other personnel expenses	12,976	9,093	852	22,921
Fees and payments for services	11,618	2,220	1,313	15,151
Cost of sale of goods and services	16,015	-	-	16,015
Maintenance, security, cleaning, repairs and others	7,614	1,522	9	9,145
Taxes, rates and contributions	2,466	612	5,898	8,976
Advertising and other selling expenses	2,861	-	929	3,790
Freights	6	2	4,911	4,919
Director's fees	-	3,928	-	3,928
Depreciation and amortization	1,638	979	45	2,662
Leases and service charges	694	259	24	977
Travelling, library expenses and stationery	259	321	119	699
Supplies and labors	604	-	647	1,251
Other expenses	206	172	454	832
Bank expenses	24	392	2	418
Conditioning and clearance	-	-	638	638
Interaction and roaming expenses	213	4	-	217
Allowance for doubtful accounts, net	-	-	(15)	(15)
Total expenses by nature as of 06.30.2022	150,443	19,504	15,826	185,773
	Costs	General and administrative expenses	Selling expenses	06.30.2021
Change in agricultural products and biological assets	69,518	-	-	69,518
Salaries, social security costs and other personnel expenses	10,839	8,095	1,015	19,949
Fees and payments for services	14,315	1,619	1,212	17,146
Cost of sale of goods and services	12,195	-	-	12,195
Maintenance, security, cleaning, repairs and others	6,013	1,477	15	7,505
Taxes, rates and contributions	1,906	593	5,508	8,007
Advertising and other selling expenses	1,265	-	244	1,509
Freights	4	17	4,195	4,216
Director's fees	-	4,471	-	4,471
Depreciation and amortization	1,811	1,022	112	2,945
Leases and service charges	795	183	60	1,038
Travelling, library expenses and stationery	134	211	73	418
Supplies and labors	502	-	573	1,075
Other expenses	122	203	200	525
Bank expenses	17	371	4	392
Conditioning and clearance	-	-	668	668
Interaction and roaming expenses	166	4	-	170
Allowance for doubtful accounts, net	-	-	780	780
Total expenses by nature as of 06.30.2021	119,602	18,266	14,659	152,527